INCOME TAX (Details) - Schedule of summary of operating loss carryforwards $ in Thousands	Dec. 31, 2020 USD ($)
Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 15,831
United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,604
Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	24,859
United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,761
Portugal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,307
Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,824
2030 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 | United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,176
2030 | United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 | Portugal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2030 | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2031 | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	14,635
2031 | Portugal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	2,150
2032 | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,048
2032 | Portugal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	5,157
2037 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	75
2037 | United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	641
2037 | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	323
2038 | United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2038 | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
2039 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,914
2040 | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,519
Indefinite [Member] | Canada
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United States
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	11,963
Indefinite [Member] | Colombia
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Indefinite [Member] | United Kingdom
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,761
Indefinite [Member] | Germany
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 7,824